REVENUE FROM CONTRACTS WITH CUSTOMERS - Contract Balances (Details) ¥ in Millions, $ in Millions	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Contract with Customer, Liability [Abstract]
Current contract liabilities	¥ 1,366	$ 214	¥ 1,272
Long-term contract liabilities	785	$ 123	662
Total contract liabilities	¥ 2,151		¥ 1,934